Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 12 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)	Class A		Class C		Class I	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)		Class A	Class C	Class I	Class R6	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.32%	0.52%	0.21%	0.21%	0.37%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.53%	2.48%	1.17%	1.17%	1.33%
Fee Waiver/Expense Reimbursement	[1]	(0.17%)	(0.37%)	(0.21%)	(0.06%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.36%	2.11%	0.96%	1.11%	1.11%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C, I, R6 and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 0.95%, 1.10% and 1.10%, respectively, until at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,015	1,346	2,280
Class C	314	737	1,287	2,788
Class I	98	351	623	1,402
Class R6	113	366	638	1,415
Class Y	113	400	708	1,582

The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class C | USD ($)	214	737	1,287	2,788

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies principally in countries represented in the S&P® Developed ex-U.S. SmallCap Index.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in securities of small-capitalization companies. The Adviser considers any company with a market capitalization that is within such country's smallest 15% based on market capitalization to be a small-capitalization company.

The Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

The Fund's investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index, which concentrates its exposure in one or more countries, regions or sectors. The S&P® Developed ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 24 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million. The Fund normally invests in a minimum of ten countries.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Small Capitalization Stock Risk. Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, C, I, R6 and Y shares of the Fund, including applicable maximum sales charges, compare to a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, C, I, R6 and Y shares reflect the historical performance prior to October 31, 2014 of, respectively, the Class A, C, I, R6 and Y shares of the Munder International Small-Cap Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the Munder International Small-Cap Fund. The Munder International Small-Cap Fund commenced operations, and the Class A, C, I and Y shares were first offered on August 20, 2007. Class R6 shares were first offered on June 4, 2012.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)

The year-to-date total return of the Fund's Class Y shares as of September 30, 2017 was 28.10%.

Highest Quarter	27.25% (quarter ended June 30, 2009)
Lowest Quarter	-27.05% (quarter ended September 30, 2008)

Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class Y	(0.75%)	11.95%	2.41%	[1]	Aug. 20, 2007
Class A	(6.72%)	10.35%	1.53%	[1]	Aug. 20, 2007
Class C	(2.75%)	10.83%	1.40%	[1]	Aug. 20, 2007
Class I	(0.70%)	12.13%	2.63%	[1]	Aug. 20, 2007
Class R6	(0.83%)		13.25%	[1]	Jun. 04, 2012
After Taxes on Distributions | Class Y	(0.92%)	11.67%	2.26%	[1]
After Taxes on Distributions and Sale of Fund Shares | Class Y	0.01%	9.69%	2.01%	[1]
S&P® Developed ex-U.S. SmallCap Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	3.36%	9.24%	2.73%		Aug. 20, 2007
[1]	Inception date of the Victory Trivalent International Small-Cap Fund is August 20, 2007. Inception date of Class R6 is June 4, 2012.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.